Label	Element	Value
Victory Sophus Emerging Markets Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Victory Sophus Emerging Markets Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks to provide long-term capital appreciation.
Expense [Heading]	rr_ExpenseHeading	Fund Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your immediate family invest, or agree to invest in the future, at least $50,000 in the Victory Funds. More information about these and other discounts is available from your Investment Professional, in Investing with the Victory Funds on page 20 of the Fund's Prospectus and in Appendix A - Variations in Sales Charge Reductions and Waivers Available Through Certain Intermediaries. You may also find information about these discounts in Additional Purchase, Exchange and Redemption Information on page 42 of the Fund's Statement of Additional Information ("SAI").

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses are deducted from fund assets as a percentage of average daily net assets)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	Jul. 31, 2019
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover:
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover will generally indicate higher transaction costs, resulting in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal period, the Fund's portfolio turnover rate was 113% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	113.00%
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your immediate family invest, or agree to invest in the future, at least $50,000 in the Victory Funds.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	$ 50,000
Expense Example [Heading]	rr_ExpenseExampleHeading	Example:
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

The following example is designed to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods shown and then sell all of your shares at the end of those periods (or continue holding your shares in the case of Class C shares). The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. The amounts shown reflect the fee waiver/expense reimbursement in place through the expiration date. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	If you sell your shares at the end of the period
Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	If you do not sell your shares at the end of the period
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategy
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund invests, under normal circumstances, at least 80% of its assets in securities of emerging market companies, which may include common stocks, preferred stocks, or other securities convertible into common stock.

The Fund generally defines an emerging market country as one (1) that is included in the MSCI emerging market or frontier market indices, (2) whose economy or markets are classified by the International Finance Corporation and the World Bank to be emerging or developing, or by the United Nations as developing, or (3) that has economies, industries, and stock markets with similar characteristics to these countries. The Fund defines an emerging market company as a company (1) that is organized under the laws of, or has its principal office in, an emerging market country, (2) that derives 50% or more of its revenue from goods produced, services performed, or sales made in emerging market countries, or (3) for which the principal securities market is located in an emerging market country.

The Adviser employs both fundamental analysis and quantitative screening in seeking to identify companies that it believes can sustain above-average earnings growth relative to their peers. Valuation is an integral part of the process. Fundamental, bottom-up research focuses on companies that rank highly within the quantitative screen, with particular emphasis placed on a company's earnings growth, business strategy, value creation, competitive position, management quality, market position, and political and economic backdrop. The Adviser monitors market and sovereign risk as part of the overall investment process.

The Adviser regularly reviews the Fund's investments and will sell securities when the Adviser believes the securities are no longer attractive because (1) a deterioration in rank of the security in accordance to the Adviser's process, (2) of price appreciation, (3) of a change in the fundamental outlook of the company or (4) other investments available are considered to be more attractive.

The Fund may also invest in foreign issuers through American Depositary Receipts (ADRs), European Depositary Receipts (EDRs), Global Depositary Receipts (GDRs), or similar investment vehicles.

The Fund may invest in companies of any size. As a result of its investment strategy, the Fund may experience annual portfolio turnover in excess of 100%.

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

The Fund's investments are subject to the following principal risks:

  Emerging Market Risk – The risks related to investing in foreign securities are generally greater with respect to securities of companies that conduct their business activities in emerging markets or whose securities are traded principally in emerging markets. The risks of investing in emerging markets include the risks of illiquidity, increased price volatility, smaller market capitalizations, less government regulation, less extensive and less frequent accounting, financial and other reporting requirements, risk of loss resulting from problems in share registration and custody, substantial economic and political disruptions and the nationalization of foreign deposits or assets.
  Equity Risk – The value of the equity securities in which the Fund invests may decline in response to developments affecting individual companies and/or general economic conditions. A company's earnings or dividends may not increase as expected. Price changes may be temporary or last for extended periods.
  Foreign Securities Risk – Foreign securities (including ADRs and GDRs) are subject to political, regulatory, and economic risks not present in domestic investments. In addition, when the Fund buys securities denominated in a foreign currency, there are special risks such as changes in currency exchange rates and the risk that a foreign government could regulate foreign exchange transactions. In addition, to the extent investments are made in a limited number of countries, events in those countries will have a more significant impact on the Fund. Fluctuations in the exchange rates between the U.S. dollar and foreign currencies, currency exchange control regulations, and restrictions or prohibitions on the repatriation of foreign currencies may negatively affect an investment.
  Large Capitalization Stock Risk – The securities of large cap companies may underperform the securities of smaller cap companies or the market as a whole. The growth rate of larger, more established companies may lag those of smaller companies, especially during periods of economic expansion.
  Liquidity Risk – Lack of a ready market or restrictions on resale may limit the ability of the Fund to sell a security at an advantageous time or price. Adverse market or economic conditions may adversely affect the liquidity of the Fund's investments and may lead to increased redemptions. In addition, the Fund, by itself or together with other accounts managed by the Adviser, may hold a position in a security that is large relative to the typical trading volume for that security, which can make it difficult for the Fund to dispose of the position at an advantageous time or price.
  Management Risk – The Adviser may not execute the Fund's principal investment strategy effectively.
  Portfolio Turnover Risk – Frequent purchases and sales of portfolio securities may result in higher Fund expenses and may result in more significant distributions of short-term capital gains to investors, which are taxed as ordinary income.
  Smaller Company Risk – Small and mid-sized companies may be subject to a number of risks not associated with larger, more established companies, potentially making their stock prices more volatile and increasing the risk of loss.
  Stock Market Risk – Overall stock market risks may affect the value of the Fund. Factors such as domestic and international economic growth and market conditions, interest rate levels and political events affect the securities markets.

You may lose money by investing in the Fund. There is no guarantee that the Fund will achieve its objective. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.

By itself, the Fund does not constitute a complete investment plan and should be considered a long-term investment for investors who can afford to weather changes in the value of their investment.

Risk Lose Money [Text]	rr_RiskLoseMoney	You may lose money by investing in the Fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Investment Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The bar chart and table that follow are intended to help you understand some of the risks of investing in the Fund. The bar chart shows you how the Fund's calendar year performance has varied over the the past 10 years (or the life of the Fund if shorter). The table compares the Fund’s average annual total returns of the Fund's share classes, including applicable maximum sales charges, over the same period to a broad measure of market performance. We assume reinvestment of dividends and distributions.

Performance data for the classes varies based on differences in their fee and expense structures. The Fund's past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future. Updated performance information is available on the Fund's website at VictoryFunds.com.

Performance information for the Fund's Class A, C, R and Y shares prior to July 30, 2016 reflects the historical performance of, respectively, the Class A, C, K and Y shares of the RS Emerging Markets Fund, a series of RS Investment Trust (the predecessor to the Fund managed by RS Investment Management Co. LLC) (the "predecessor fund"). The predecessor fund's investment strategy and investment team changed on March 1, 2013. The Fund's performance has not been restated to reflect any differences in expenses paid by the predecessor fund and those paid by the Fund.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and table that follow are intended to help you understand some of the risks of investing in the Fund.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	VictoryFunds.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund's past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Calendar Year Returns for Class A Shares
Bar Chart Narrative [Text Block]	rr_BarChartNarrativeTextBlock	(Applicable sales loads or account fees are not reflected in the bar chart. If these amounts were reflected, returns would be less than those shown.)
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	Applicable sales loads or account fees are not reflected in the bar chart. If these amounts were reflected, returns would be less than those shown.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
Highest Quarter	44.06% (quarter ended June 30, 2009)
Lowest Quarter	-29.41% (quarter ended December 31, 2008)

Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	44.06%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(29.41%)
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses or taxes except foreign withholding taxes)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns use the historical highest individual federal marginal income tax rates and do not reflect the effect of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After-tax returns shown are not relevant if you own your Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown for only one share class. The after-tax returns for other classes will vary.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock

After-tax returns use the historical highest individual federal marginal income tax rates and do not reflect the effect of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant if you own your Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for only one share class. The after-tax returns for other classes will vary.

Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns (For the Periods Ended December 31, 2017)
Victory Sophus Emerging Markets Fund | MSCI Emerging Markets Index (reflects no deduction for fees, expenses or taxes except foreign withholding taxes)
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	37.28%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	4.35%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	1.68%
Victory Sophus Emerging Markets Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.75%
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of sale proceeds or the original offering price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none	[1]
Management Fees	rr_ManagementFeesOverAssets	1.00%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.41%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.66%
Fee Waiver/Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.32%)	[2]
Total Annual Fund Operating Expenses After Fee Waiver/Expense Reimbursement	rr_NetExpensesOverAssets	1.34%	[2]
Expenses Deferred Charges [Text Block]	rr_ExpensesDeferredChargesTextBlock	A contingent deferred sales charge of 0.75% may be imposed on Class A shares with respect to purchases of $1,000,000 or more that are redeemed within 12 months of purchase. For additional information, see the section entitled Choosing a Share Class.
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 704
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	1,031
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,389
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 2,395
Annual Return 2008	rr_AnnualReturn2008	(55.70%)
Annual Return 2009	rr_AnnualReturn2009	92.96%
Annual Return 2010	rr_AnnualReturn2010	18.15%
Annual Return 2011	rr_AnnualReturn2011	(20.98%)
Annual Return 2012	rr_AnnualReturn2012	13.26%
Annual Return 2013	rr_AnnualReturn2013	(4.74%)
Annual Return 2014	rr_AnnualReturn2014	(3.54%)
Annual Return 2015	rr_AnnualReturn2015	(12.94%)
Annual Return 2016	rr_AnnualReturn2016	10.50%
Annual Return 2017	rr_AnnualReturn2017	42.08%
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	33.95%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	3.43%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	0.68%
Victory Sophus Emerging Markets Fund | Class A | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	33.71%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	2.04%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	(0.14%)
Victory Sophus Emerging Markets Fund | Class A | After Taxes on Distributions and Sale of Fund Shares
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	19.42%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	2.34%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	0.31%
Victory Sophus Emerging Markets Fund | Class C
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of sale proceeds or the original offering price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%	[3]
Management Fees	rr_ManagementFeesOverAssets	1.00%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	rr_OtherExpensesOverAssets	0.46%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.46%
Fee Waiver/Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.32%)	[2]
Total Annual Fund Operating Expenses After Fee Waiver/Expense Reimbursement	rr_NetExpensesOverAssets	2.14%	[2]
Expenses Deferred Charges [Text Block]	rr_ExpensesDeferredChargesTextBlock	Applies to shares sold within 12 months of purchase.
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 317
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	728
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,274
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	2,766
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	217
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	728
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,274
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 2,766
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	39.96%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	3.84%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	0.49%
Victory Sophus Emerging Markets Fund | Class R
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of sale proceeds or the original offering price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management Fees	rr_ManagementFeesOverAssets	1.00%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.50%
Other Expenses	rr_OtherExpensesOverAssets	0.50%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.00%
Fee Waiver/Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.42%)	[2]
Total Annual Fund Operating Expenses After Fee Waiver/Expense Reimbursement	rr_NetExpensesOverAssets	1.58%	[2]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 161
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	576
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,029
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 2,285
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	41.69%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	4.39%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	0.96%
Victory Sophus Emerging Markets Fund | Class R6
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of sale proceeds or the original offering price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management Fees	rr_ManagementFeesOverAssets	1.00%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.39%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.39%
Fee Waiver/Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.50%)	[2]
Total Annual Fund Operating Expenses After Fee Waiver/Expense Reimbursement	rr_NetExpensesOverAssets	0.89%	[2]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 91
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	378
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	700
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,614
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	42.77%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	39.29%	[4]
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Nov. 15, 2016
Victory Sophus Emerging Markets Fund | Class Y
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of sale proceeds or the original offering price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management Fees	rr_ManagementFeesOverAssets	1.00%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.33%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.33%
Fee Waiver/Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.34%)	[2]
Total Annual Fund Operating Expenses After Fee Waiver/Expense Reimbursement	rr_NetExpensesOverAssets	0.99%	[2]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 101
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	379
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	688
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,564
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	42.59%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	5.03%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	13.02%	[5]
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Mar. 10, 2009

[1]	A contingent deferred sales charge of 0.75% may be imposed on Class A shares with respect to purchases of $1,000,000 or more that are redeemed within 12 months of purchase. For additional information, see the section entitled Choosing a Share Class.
[2]	Victory Capital Management Inc., the Fund's investment adviser, ("Adviser") has contractually agreed to waive its management fee and/or reimburse expenses so that the total annual fund operating expenses (excluding certain items such as interest, taxes and brokerage commissions) do not exceed 1.34%, 2.14%, 1.58%, 0.89% and 0.99% of the Fund's Class A, Class C, Class R, Class R6 and Class Y shares, respectively, through July 31, 2019. The Adviser is permitted to recoup advisory fees waived and expenses reimbursed by it for up to three years after the fiscal year in which the waiver or reimbursement took place, subject to the lesser of any operating expense limits in effect at the time of: (a) the original waiver or expense reimbursement; or (b) the recoupment. This agreement may only be terminated by the Fund's Board of Trustees.
[3]	Applies to shares sold within 12 months of purchase.
[4]	Inception date of Class R6 is November 15, 2016.
[5]	Inception date of Class Y is March 10, 2009.